Business Segment Reporting - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended																		9 Months Ended				12 Months Ended
		Sep. 30, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Results of Operations
Revenue		$ 404,946	[1]	$ 493,292		$ 513,698	[1]	$ 553,074		$ 551,261		$ 555,955		$ 531,240		$ 544,812		$ 406,266		$ 1,378,641	[1]	$ 1,618,033	[1]	$ 2,111,325		$ 2,038,273		$ 845,203
Total expenses	[1],[2]	387,726				455,039														1,118,336		1,149,696
Operating expenses				885,512	[3],[4]	455,039	[3],[4]	345,463	[3],[4]	349,194	[3],[4]	340,876	[5]	346,260	[5]	371,508	[5]	242,650	[5]					2,035,208		1,301,294		363,907
Other income (expense):
Interest income		5,693				6,593														16,306		17,472		22,991		22,355		8,329
Interest expense		(118,313)				(133,049)														(362,606)		(409,129)		(541,757)		(395,586)		(223,455)
Other	[1]	39,482				(4,469)														85,406		(66)
Other income (expense), net		(73,138)				(130,925)														(260,894)		(391,723)
Loss before income taxes		(55,918)		(519,773)		(72,266)		$ 77,177		$ 71,703		153,584		$ 69,445		$ 74,158		$ 55,292		(589)		76,614		(443,159)		352,479		257,508
Total Assets
Balance		8,011,054		8,267,278		8,355,640						7,927,003								8,011,054		8,355,640		8,267,278		7,927,003
Servicing [Member]
Results of Operations
Revenue		374,936	[1]			485,303	[1]													1,269,269	[1]	1,526,606	[1]	1,985,436	[6]	1,895,921	[6]	840,630	[6]
Total expenses	[1],[2]	318,439				313,964														940,764		919,998
Operating expenses	[6],[7]																							1,643,323		1,096,084		344,315
Income (loss) from operations																								342,113		799,837		496,315
Other income (expense):
Interest income		1,175				903														3,232		1,805		2,981		1,599		9
Interest expense		(109,357)				(124,106)														(336,088)		(391,122)		(515,141)		(381,477)		(221,948)
Other		38,943	[1]			(3,618)	[1]													82,909	[1]	(4,622)	[1]	(4,043)	[6]	(28,292)	[6]	(13)	[6]
Other income (expense), net		(69,239)				(126,821)														(249,947)		(393,939)		(516,203)		(408,170)		(221,952)
Loss before income taxes		(12,742)				44,518														78,558		212,669		(174,090)		391,667		274,363
Total Assets
Balance		4,681,176		5,881,862		6,059,359						6,295,976								4,681,176		6,059,359		5,881,862		6,295,976		4,575,489
Lending [Member]
Results of Operations
Revenue		29,662	[1]			26,877	[1]													106,721	[1]	86,811	[1]	119,220	[6]	120,899	[6]	356	[6]
Total expenses	[1],[2]	23,126				22,632														73,497		81,261
Operating expenses	[6],[7]																							156,272		98,194		409
Income (loss) from operations																								(37,052)		22,705		(53)
Other income (expense):
Interest income		3,883				4,825														11,025		13,117		16,459		16,295		309
Interest expense		(2,256)				(2,601)														(7,058)		(8,271)		(10,725)		(13,508)		(514)
Other		425	[1]			139	[1]													1,826	[1]	3,846	[1]	4,476	[6]	10,132	[6]	0	[6]
Other income (expense), net		2,052				2,363														5,793		8,692		10,210		12,919		(205)
Loss before income taxes		8,588				6,608														39,017		14,242		(26,842)		35,624		(258)
Total Assets
Balance		2,571,893		1,963,729		1,706,964						1,195,812								2,571,893		1,706,964		1,963,729		1,195,812		476,434
Corporate Items and Other [Member]
Results of Operations
Revenue		348	[1]			1,557	[1]													2,709	[1]	4,734	[1]	6,825	[6]	22,092	[6]	5,122	[6]
Total expenses	[1],[2]	46,161				118,482														104,133		148,555
Operating expenses	[6],[7]																							235,769		107,188		19,667
Income (loss) from operations																								(228,944)		(85,096)		(14,545)
Other income (expense):
Interest income		635				865														2,049		2,550		3,551		4,461		8,011
Interest expense		(6,700)				(6,342)														(19,460)		(9,736)		(15,891)		(601)		(993)
Other		114	[1]			(990)	[1]													671	[1]	710	[1]	(943)	[6]	6,424	[6]	(9,070)	[6]
Other income (expense), net		(5,951)				(6,467)														(16,740)		(6,476)		(13,283)		10,284		(2,052)
Loss before income taxes		(51,764)				(123,392)														(118,164)		(150,297)		(242,227)		(74,812)		(16,597)
Total Assets
Balance		757,985		421,687		589,317						435,215								757,985		589,317		421,687		435,215		634,039
Corporate Eliminations [Member]
Results of Operations
Revenue		0	[1]			(39)	[1]													(58)	[1]	(118)	[1]	(156)	[6]	(639)	[6]	(905)	[6]
Total expenses	[1],[2]	0				(39)														(58)		(118)
Operating expenses	[6],[7]																							(156)		(172)		(484)
Income (loss) from operations																								0		(467)		(421)
Other income (expense):
Interest income		0				0														0		0		0		0		0
Interest expense		0				0														0		0		0		0		0
Other		0	[1]			0	[1]													0	[1]	0	[1]	0	[6]	467	[6]	421	[6]
Other income (expense), net		0				0														0		0		0		467		421
Loss before income taxes		0				0														0		0		0		0		0
Total Assets
Balance		$ 0		0		$ 0						0								$ 0		$ 0		0		0		0
Business Segments Consolidated [Member]
Results of Operations
Revenue	[6]																							2,111,325		2,038,273		845,203
Operating expenses	[6],[7]																							2,035,208		1,301,294		363,907
Income (loss) from operations																								76,117		736,979		481,296
Other income (expense):
Interest income																								22,991		22,355		8,329
Interest expense																								(541,757)		(395,586)		(223,455)
Other	[6]																							(510)		(11,269)		(8,662)
Other income (expense), net																								(519,276)		(384,500)		(223,788)
Loss before income taxes																								(443,159)		352,479		257,508
Total Assets
Balance				$ 8,267,278								$ 7,927,003												$ 8,267,278		$ 7,927,003		$ 5,685,962

[1]	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
[2]	Depreciation and amortization expense are as follows: Servicing Lending Corporate Items and Other Business Segments ConsolidatedFor the three months ended September 30, 2015Depreciation expense$694 $96 $4,256 $5,046Amortization of mortgage servicing rights18,023 85 — 18,108Amortization of debt discount329 — — 329Amortization of debt issuance costs 2,981 — 344 3,325 For the three months ended September 30, 2014Depreciation expense$2,636 $98 $3,022 $5,756Amortization of mortgage servicing rights60,689 94 — 60,783Amortization of debt discount331 — — 331Amortization of debt issuance costs 1,114 — 344 1,458 For the nine months ended September 30, 2015Depreciation expense$1,736 $292 $11,439 $13,467Amortization of mortgage servicing rights87,926 262 — 88,188Amortization of debt discount1,022 — — 1,022Amortization of debt issuance costs 9,336 — 1,049 10,385 For the nine months ended September 30, 2014Depreciation expense$8,099 $235 $8,267 $16,601Amortization of mortgage servicing rights185,263 613 199 186,075Amortization of debt discount991 — — 991Amortization of debt issuance costs 3,241 — 513 3,754
[3]	Operating expenses for the fourth quarter of 2014 include the recognition of a goodwill impairment loss of $420.2 million.
[4]	Operating expenses for the third and fourth quarter of 2014 include charges of $100.0 million and $50.0 million, respectively, for losses related to a regulatory settlement with the NY DFS. These charges are included in Professional services on the Consolidated Statement of Operations and were recorded in the Corporate Items and Other segment.
[5]	Operating expenses for the second quarter of 2013 include a $52.8 million charge recorded in connection with the Ocwen National Mortgage Settlement. This charge is included in Professional services on the Consolidated Statement of Operations and is recorded in the Corporate Items and Other segment.
[6]	Intersegment billings for services rendered to other segments are recorded as revenues, as contra-expense or as other income, depending on the type of service that is rendered.
[7]	Depreciation and amortization expense are as follows: Servicing Lending Corporate Items and Other Business Segments ConsolidatedFor the year ended December 31, 2014: Depreciation expense$9,955 $332 $11,623 $21,910Amortization of MSRs249,471 705 199 250,375Amortization of debt discount1,318 — — 1,318Amortization of debt issuance costs 4,294 — 845 5,139 For the year ended December 31, 2013: Depreciation expense$13,525 $320 $10,400 $24,245Amortization of MSRs282,526 255 — 282,781Amortization of debt discount1,412 — — 1,412Amortization of debt issuance costs 4,395 — — 4,395 For the year ended December 31, 2012: Depreciation expense$1,469 $8 $4,243 $5,720Amortization of MSRs72,897 — — 72,897Amortization of debt discount3,259 — — 3,259Amortization of debt issuance costs 3,718 — — 3,718